TAXATION - Components of consolidated income tax expense (benefit) (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
TAXATION
Current	$ 697	Rp 9,798	Rp 10,619	Rp 9,432
Deferred	(38)	(541)	(180)	(66)
Net Income Tax Expense	$ 659	9,257	10,439	9,366
The company
TAXATION
Current		1,976	1,272	236
Deferred		8	15	(159)
Subsidiaries
TAXATION
Current		7,822	9,347	9,196
Deferred		Rp (549)	Rp (195)	Rp 93